Lease - Future lease payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease
2022	¥ 46,410
2023	45,675
2024	37,803
2025	778
Total future lease payments	130,666
Less: imputed interest	(8,008)
Total lease liabilities	¥ 122,658	¥ 2,900